Donations and Community Investments - Summary Of Donations and Community Investments (Detail) - USD ($) $ in Thousands		3 Months Ended		6 Months Ended
		Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Disclosure of Donations and Community Investments [Line Items]
Local donations and community investments	[1]	$ 407	$ 352	$ 942	$ 907
Partner donations and community investments	[2]	1,533	708	2,376	901
COVID-19 and community support and response fund	[3]	0	100	0	165
Total donations and community investments		$ 1,940	$ 1,160	$ 3,318	$ 1,973

[1]	The Local Community Investment Program supports organizations in Vancouver and the Cayman Islands, where Wheaton’s offices are located.
[2]	The Partner Community Investment Program supports the communities influenced by Mining Partners’ operations.
[3]	Committed funding under this program has been fully disbursed.